Class K [Member] Investment Strategy - Class K [Member] - iShares U.S. Aggregate Bond Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund pursues its investment objective by seeking to match the total return performance of the Bloomberg U.S. Aggregate Index, which is composed of approximately 14,006 fixed-income securities. The fixed-income securities that comprise the Bloomberg U.S. Aggregate Index include U.S. Government securities and corporate bonds, as well as mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. All securities in the Bloomberg U.S. Aggregate Index are investment-grade. The Fund maintains a weighted average maturity consistent with that of the Bloomberg U.S. Aggregate Index, which generally ranges between 5 and 10 years. The Fund invests in a representative sample of these securities. Securities are selected for investment by the Fund in accordance with their relative proportion within the Bloomberg U.S. Aggregate Index as well as based on credit quality, issuer sector, maturity structure, coupon rates and callability, among other factors. BFA, the investment adviser to the Master Portfolio in which the Fund invests, considers investments that provide substantially similar exposure to securities in the Bloomberg U.S. Aggregate Index to be investments comprising the Fund’s benchmark index. For example, the Fund may invest in mortgage dollar rolls and participate in to-be-announced (“TBA”) transactions on a regular basis to obtain exposure to mortgage-backed securities.
The Fund is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the Bloomberg U.S. Aggregate Index, which, for the Fund, are considered bonds.
The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include the Master Portfolio.